Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000024572 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024572 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024572 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024572 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024572 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024572 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024572 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024572 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000024571 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024571 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024571 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024571 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024571 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024571 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024571 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024571 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000024573 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024573 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000024573 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024573 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024573 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024573 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024573 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000024573 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	69.50%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.